Debt - Rural Utilities Service Guaranteed Loans (Details) - Long-term debt - FFB - Rural Utilities Service Guaranteed Loans - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Debt
Advances received on loans		$ 45,925
Subsequent Event
Debt
Advances received on loans	$ 238,578